CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	135,763,799	97,656,095	92,408,298
Common stock, outstanding	135,763,799	97,656,095	92,408,298